LIABILITIES PRESENTED AT FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
Percent equity interest acquired in entity that triggers contingent payment to lender, threshold	50.00%
Contingent lender payment, percent of loan balance	15.00%
Contingent lender payment, percent of equity transaction	15.00%
Contingent lender payment, alternate amount of condiseration payable to the lender	$ 300
Derivative liability	$ 730	$ 440